Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Details) - 12 months ended Dec. 31, 2022 ¥ in Thousands, $ in Thousands		CNY (¥)		USD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Net impairment losses		¥ 32,805	[1]	$ 4,710
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Net impairment losses	[1]	¥ 32,805

[1]	The Group terminated a plan to build a facility for research and development laboratory, manufacturing and office use in the Taicang High-Tech Industrial Development Zone and recognized net impairment losses on the construction in process of RMB 32.8 million for the year ended December 31, 2022.